Concentration and Risks - Schedule of Concentration and Risks (Details)		12 Months Ended
	Apr. 01, 2024 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk			$ 5,877,686	$ 4,555,993	$ 4,542,669	$ 6,168,565
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	$ 2,089,269	$ 2,025,264	2,612,794
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk		1,853,647			2,391,390
Supplier Concentration Risk [Member] | Supplier X [Member] | Purchase [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk			3,671,774	$ 2,846,116	3,679,941	3,524,287
Supplier Concentration Risk [Member] | Supplier X [Member] | Accounts Payable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	809,796	951,172	1,227,107
Supplier Concentration Risk [Member] | Supplier Y [Member] | Purchase [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk		2,985,149	3,851,140		$ 3,852,349	$ 3,482,538
Supplier Concentration Risk [Member] | Supplier Y [Member] | Accounts Payable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	$ 953,941	$ 917,450	$ 1,183,602